Note 7 - Other Operating Income (Expenses) (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018
Statement Line Items [Line Items]
Government grants/NPV of long-term fiscal incentives		R$ 735.9	R$ 761.3		R$ 820.1
Extemporaneous credits/(debits)	[2]	2,121.3	594.6
(Additions)/reversals of provisions		(70.1)	(37.7)		(42.0)
Gains/(losses) on disposals of property, plant and equipment, intangible assets and the operations of associates		27.2	30.7		(29.8)
Other operating income/(expenses), net		(134.9)	123.8		199.0
Total		R$ 2,679.4	R$ 1,472.7	[3],[4]	R$ 947.3

[1]	2019 restated to reflect the change in accounting policy, as Note 3.
[2]	The amount is mostly related to the gain of PIS and COFINS credits according to the favorable judgment of the action to exclude ICMS from the calculation base, detailed in Note 30 - Contingencies.
[3]	2019 restated to reflect the change in accounting policy, as Note 3.
[4]	2019 restated to reflect the change in accounting policy, as Note 3.